Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	53,489
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 1,069,780.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.74
Offering Note	Note 1.a. Represents only the additional number of shares of Class A common stock being registered and includes additional shares of Class A common stock that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1, as amended (File No. 333-294679). Note 1.b. The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. The Registrant previously paid an aggregate filing fee of $50,968.53 for the Registration Statement on Form S-1, as amended (File No. 333-294679), which was declared effective on April 21, 2026. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum aggregate offering price of $20.00 are hereby registered, which includes the additional shares that the underwriters have the option to purchase.